UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.6%	U.S. Government Securities	501,872,960	488,731,491
0.2%	Other Investment Companies	908,571	908,571

99.8%	Total Investments	502,781,531	489,640,062
0.2%	Other Assets and Liabilities, Net		761,360

100.0%	Net Assets		490,401,422

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.6% of net assets

U.S. Treasury Obligations 99.6%

U.S. Treasury Inflation Protected Securities
2.00%, 01/15/16	10,998,063	11,388,164
0.13%, 04/15/16	22,105,913	22,375,384
2.50%, 07/15/16	10,762,861	11,432,203
2.38%, 01/15/17	9,333,298	9,973,469
0.13%, 04/15/17	24,875,278	25,225,024
2.63%, 07/15/17	8,002,089	8,729,799
1.63%, 01/15/18	8,449,918	8,978,038
0.13%, 04/15/18	27,656,240	27,898,232
1.38%, 07/15/18	8,334,037	8,860,164
2.13%, 01/15/19	7,753,475	8,474,315
0.13%, 04/15/19	18,626,579	18,678,920
1.88%, 07/15/19	8,809,558	9,621,711
1.38%, 01/15/20	10,683,866	11,375,006
1.25%, 07/15/20	16,418,886	17,445,067
1.13%, 01/15/21	18,780,044	19,713,224
0.63%, 07/15/21	19,935,852	20,346,929
0.13%, 01/15/22	22,003,758	21,505,153
0.13%, 07/15/22	22,695,714	22,167,358
0.13%, 01/15/23	22,801,080	22,074,410
0.38%, 07/15/23	22,616,327	22,393,783
0.63%, 01/15/24	22,563,253	22,690,059
0.13%, 07/15/24 (b)	15,142,241	14,548,362
2.38%, 01/15/25	14,593,681	17,099,708
2.00%, 01/15/26	10,630,741	12,110,753
2.38%, 01/15/27	8,553,552	10,139,979
1.75%, 01/15/28	8,562,505	9,544,539
3.63%, 04/15/28	7,251,877	9,860,305
2.50%, 01/15/29	8,261,715	10,094,825
3.88%, 04/15/29	8,800,091	12,435,585
3.38%, 04/15/32	3,332,855	4,637,867
2.13%, 02/15/40	4,542,619	5,624,307
2.13%, 02/15/41	5,808,620	7,236,263
0.75%, 02/15/42	10,197,104	9,347,889
0.63%, 02/15/43	7,458,108	6,594,608
1.38%, 02/15/44	7,576,195	8,110,089

Total U.S. Government Securities
(Cost $501,872,960)		488,731,491

	Number	Value
Security	of Shares	($)

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	37,520	37,520

		37,520

Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	871,051	871,051

		871,051

Total Other Investment Companies
(Cost $908,571)		908,571

End of Investments

At 09/30/14, the tax basis cost of the fund’s investments was $503,764,714 and the unrealized appreciation and depreciation were $545,642 and ($14,670,294), respectively, with a net unrealized depreciation of ($14,124,652).

(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $854,133.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow

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Portfolio Holdings (Unaudited) continued

the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more

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Portfolio Holdings (Unaudited) continued

valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$488,731,491	$—	$488,731,491
Other Investment Companies[1]	908,571	—	—	908,571

Total	$908,571	$488,731,491	$—	$489,640,062

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG59499MAR14

 3

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.2%	U.S. Government Securities	618,916,028	619,387,839
0.4%	Other Investment Company	2,437,003	2,437,003

99.6%	Total Investments	621,353,031	621,824,842
0.4%	Other Assets and Liabilities, Net		2,508,835

100.0%	Net Assets		624,333,677

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%

U.S. Treasury Bonds
7.50%, 11/15/16	3,000,000	3,432,186
8.88%, 08/15/17	5,000,000	6,113,280

U.S. Treasury Notes
1.25%, 09/30/15	180,000	181,990
0.25%, 10/15/15	8,552,000	8,562,023
1.25%, 10/31/15	14,230,000	14,397,032
4.50%, 11/15/15	4,560,000	4,780,608
0.25%, 11/30/15	141,000	141,099
0.25%, 12/15/15	13,490,000	13,496,057
0.25%, 12/31/15	20,148,000	20,156,261
2.13%, 12/31/15	804,000	822,907
0.38%, 01/15/16	21,606,000	21,638,906
0.38%, 01/31/16	10,304,000	10,319,693
2.00%, 01/31/16	2,493,000	2,550,359
0.25%, 02/29/16	11,336,000	11,327,804
2.63%, 02/29/16	12,987,000	13,413,649
0.38%, 03/15/16	13,490,000	13,497,635
2.25%, 03/31/16	6,866,000	7,060,445
2.38%, 03/31/16	514,000	529,551
0.25%, 04/15/16	25,982,000	25,932,764
0.38%, 04/30/16	1,069,000	1,068,687
2.63%, 04/30/16	10,090,000	10,444,331
0.25%, 05/15/16	18,944,000	18,894,045
1.75%, 05/31/16	11,861,000	12,119,534
0.50%, 06/15/16	5,657,000	5,662,855
0.50%, 06/30/16	4,522,000	4,525,003
1.50%, 06/30/16	6,431,000	6,545,555
3.25%, 06/30/16	21,890,000	22,945,164
0.63%, 07/15/16	20,397,000	20,445,994
1.50%, 07/31/16	9,418,000	9,586,497
3.25%, 07/31/16	7,838,000	8,228,215
0.63%, 08/15/16	7,510,000	7,521,588
1.00%, 08/31/16	6,442,000	6,495,095
3.00%, 08/31/16	23,350,000	24,434,491
0.88%, 09/15/16	3,960,000	3,981,887
0.50%, 09/30/16	6,000,000	5,990,388
3.00%, 09/30/16	9,830,000	10,296,925
0.63%, 10/15/16	8,984,000	8,981,197
1.00%, 10/31/16	1,105,000	1,113,029
3.13%, 10/31/16	1,105,000	1,161,502
0.63%, 11/15/16	13,157,000	13,142,093
4.63%, 11/15/16	8,980,000	9,726,462
0.88%, 11/30/16	1,215,000	1,219,651
2.75%, 11/30/16	907,000	947,107
0.63%, 12/15/16	13,157,000	13,130,791
3.25%, 12/31/16	13,867,000	14,641,597
0.75%, 01/15/17	13,005,000	12,998,393
4.63%, 02/15/17	11,940,000	13,012,737
3.00%, 02/28/17	10,555,000	11,105,844
1.00%, 03/31/17	18,917,000	18,976,853
3.25%, 03/31/17	11,324,000	11,991,493
3.13%, 04/30/17	15,856,000	16,754,718
4.50%, 05/15/17	9,063,000	9,900,974
0.63%, 05/31/17	18,397,000	18,239,614
2.75%, 05/31/17	16,491,000	17,271,107
0.75%, 06/30/17	7,500,000	7,451,077
0.88%, 07/15/17	11,950,000	11,909,860
0.50%, 07/31/17	6,283,000	6,188,510
2.38%, 07/31/17	6,583,000	6,829,092
0.63%, 08/31/17	13,056,000	12,884,640
1.88%, 08/31/17	141,000	144,305
0.63%, 09/30/17	10,000,000	9,854,690
1.88%, 09/30/17	12,000,000	12,270,000

Total U.S. Government Securities
(Cost $618,916,028)		619,387,839

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	2,437,003	2,437,003

Total Other Investment Company
(Cost $2,437,003)		2,437,003

End of Investments

At 9/30/14, the tax basis cost of the fund’s investments was $621,353,031 and the unrealized appreciation and depreciation

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Portfolio Holdings (Unaudited) continued

were $532,166 and ($60,355), respectively, with a net unrealized appreciation $471,811.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and

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 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$619,387,839	$—	$619,387,839
Other Investment Company[1]	2,437,003	—	—	2,437,003

Total	$2,437,003	$619,387,839	$—	$621,824,842

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG59498SEP14

 3

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.3%	U.S. Government Securities	231,051,670	228,541,965
0.1%	Other Investment Company	336,045	336,045

99.4%	Total Investments	231,387,715	228,878,010
0.6%	Other Assets and Liabilities, Net		1,266,202

100.0%	Net Assets		230,144,212

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

U.S. Government Securities 99.3% of net assets

U.S. Treasury Obligations 99.3%

U.S. Treasury Bonds
8.50%, 02/15/20	634,000	850,550
8.75%, 05/15/20	469,000	641,010
8.75%, 08/15/20	2,110,000	2,906,360

U.S. Treasury Notes
0.63%, 11/30/17	4,220,000	4,144,500
2.25%, 11/30/17	1,639,000	1,692,459
0.75%, 12/31/17	6,230,000	6,131,684
3.50%, 02/15/18	3,552,000	3,810,628
0.75%, 02/28/18	3,502,000	3,435,791
2.75%, 02/28/18	5,903,000	6,188,003
0.63%, 04/30/18	1,011,000	984,461
1.38%, 06/30/18	1,715,000	1,710,177
1.38%, 07/31/18	5,247,000	5,226,301
4.00%, 08/15/18	8,712,000	9,547,812
1.50%, 08/31/18	4,880,000	4,878,282
1.38%, 09/30/18	4,979,000	4,948,464
1.25%, 10/31/18	3,455,000	3,411,947
3.75%, 11/15/18	4,041,000	4,395,060
1.25%, 11/30/18	2,833,000	2,794,267
1.38%, 12/31/18	4,712,000	4,664,696
1.25%, 01/31/19	2,796,000	2,749,472
2.75%, 02/15/19	1,956,000	2,047,459
1.38%, 02/28/19	3,210,000	3,169,374
1.50%, 02/28/19	2,464,000	2,446,772
1.25%, 04/30/19	2,120,000	2,077,931
3.13%, 05/15/19	3,444,000	3,660,462
1.50%, 05/31/19	1,060,000	1,049,069
1.00%, 06/30/19	6,900,000	6,662,274
1.63%, 06/30/19	1,072,000	1,066,431
0.88%, 07/31/19	3,535,000	3,387,385
1.63%, 07/31/19	3,144,000	3,124,473
3.63%, 08/15/19	4,130,000	4,490,248
1.00%, 08/31/19	3,000,000	2,887,383
3.38%, 11/15/19	3,091,000	3,328,741
1.00%, 11/30/19	2,231,000	2,137,925
1.13%, 12/31/19	3,331,000	3,207,650
3.63%, 02/15/20	2,537,000	2,766,223
1.25%, 02/29/20	4,676,000	4,518,914
1.13%, 04/30/20	744,000	711,799
3.50%, 05/15/20	3,051,000	3,307,473
1.38%, 05/31/20	4,424,000	4,285,060
2.63%, 08/15/20	5,181,000	5,357,273
2.00%, 09/30/20	1,934,000	1,928,863
1.75%, 10/31/20	1,976,000	1,939,104
2.63%, 11/15/20	4,296,000	4,431,088
2.00%, 11/30/20	2,232,000	2,220,318
2.38%, 12/31/20	2,161,000	2,195,611
2.13%, 01/31/21	4,753,000	4,753,371
3.63%, 02/15/21	3,925,000	4,282,544
2.00%, 02/28/21	1,715,000	1,700,597
2.25%, 04/30/21	2,385,000	2,397,297
3.13%, 05/15/21	3,953,000	4,189,718
2.00%, 05/31/21	1,979,000	1,956,273
2.13%, 06/30/21	1,707,000	1,699,732
2.25%, 07/31/21	2,304,000	2,312,191
2.13%, 08/15/21	2,766,000	2,752,709
2.00%, 08/31/21	1,500,000	1,479,785
2.00%, 11/15/21	4,528,000	4,458,667
2.00%, 02/15/22	1,372,000	1,347,776
1.75%, 05/15/22	4,280,000	4,115,657
1.63%, 08/15/22	3,693,000	3,507,342
1.63%, 11/15/22	1,117,000	1,055,914
2.00%, 02/15/23	9,364,000	9,088,202
1.75%, 05/15/23	3,440,000	3,261,013
2.50%, 08/15/23	3,394,000	3,414,683
2.75%, 11/15/23	4,587,000	4,702,391
2.75%, 02/15/24	6,664,000	6,821,750
2.50%, 05/15/24	2,479,000	2,480,839
2.38%, 08/15/24	3,284,000	3,246,287

Total U.S. Government Securities
(Cost $231,051,670)		228,541,965

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	336,045	336,045

Total Other Investment Company
(Cost $336,045)		336,045

End of Investments

At 09/30/14, the tax basis cost of the fund’s investments was $231,387,715 and the unrealized appreciation and depreciation were $364,197 and ($2,873,902), respectively, with a net unrealized depreciation of ($2,509,705).

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

2

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$228,541,965	$—	$228,541,965
Other Investment Company[1]	336,045	—	—	336,045

Total	$336,045	$228,541,965	$—	$228,878,010

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG59500SEP14

 3

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of September 30, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.5%		Asset-Backed Obligations	4,580,991	4,572,326
2.0%		Commercial Mortgage-Backed Securities	18,837,865	18,775,279
23.1%		Corporate Bonds	211,519,017	213,213,164
5.2%		Foreign Securities	47,787,381	47,831,888
28.6%		Mortgage-Backed Securities	262,671,773	264,642,639
1.0%		Municipal Bonds	8,974,121	9,122,635
38.8%		U.S. Government and Government Agencies	359,371,483	359,109,727
0.4%		Other Investment Company	3,334,696	3,334,696
3.8%		Short-Term Investments	34,999,936	34,999,936

103.4%		Total Investments	952,077,263	955,602,290
(3	.4)%	Other Assets and Liabilities, Net		(31,032,127)

100.0%		Net Assets		924,570,163

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Asset-Backed Obligations 0.5% of net assets

Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	250,000	279,890
Chase Issuance Trust
Series 2012-A3 Class A3
0.79%, 06/15/17 (b)	300,000	300,807
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	100,000	109,388
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	100,000	101,992
Series 2003-A7 Class A7
4.15%, 07/07/17 (b)	100,000	102,859
Series 2006-A3 Class A3
5.30%, 03/15/18 (b)	150,000	159,965
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	500,000	560,034
Series 2008-A1 Class A1
5.35%, 02/07/20 (b)	200,000	224,131
Series 2014-A1 Class A1
2.88%, 01/23/23 (b)	225,000	228,775
Ford Credit Auto Owner Trust
Series 2012-B Class A4
1.00%, 09/15/17 (b)	200,000	200,742
Series 2012-C Class A4
0.79%, 11/15/17 (b)	176,000	176,385
Series 2013-A Class A4
0.78%, 05/15/18 (b)	100,000	99,870
Series 2013-C Class A4
1.25%, 10/15/18 (b)	225,000	226,014
Honda Auto Receivables Owner Trust
Series 2011-3 Class A3
0.88%, 09/21/15 (b)	12,269	12,276
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	224,600	224,816
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	170,000	169,560
Series 2013-C Class A4
1.55%, 03/15/19 (b)	150,000	151,064
Mercedes Benz Auto Lease Trust
Series 2013-B Class A4
0.76%, 07/15/19 (b)	200,000	200,320
Nissan Auto Receivables Owner Trust
Series 2012-A Class A3
0.73%, 05/16/16 (b)	36,914	36,958
Series 2013-A Class A4
0.75%, 07/15/19 (b)	200,000	199,532
Series 2013-B Class A4
1.31%, 10/15/19 (b)	100,000	100,387
Volkswagen Auto Loan Enhanced Trust
Series 2014-1 Class A3
0.91%, 10/22/18 (b)	300,000	299,361
Series 2012-2 Class A4
0.66%, 03/20/19 (b)	200,000	199,302
World Financial Network Credit Card Master Trust
Series 2013-A Class A
1.61%, 12/15/21 (b)	210,000	207,898

Total Asset-Backed Obligations
(Cost $4,580,991)		4,572,326

Commercial Mortgage-Backed Securities 2.0% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-2 Class A4
5.78%, 04/10/49 (a)(b)	500,000	543,186
Series 2007-4 Class A4
5.95%, 02/10/51 (a)(b)	171,668	188,703
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-4 Class A5A
4.93%, 07/10/45 (b)	361,000	369,071

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8 Class A4
4.67%, 06/11/41 (b)	174,729	177,189
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	608,714	652,408
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	1,590,000	1,751,903
Series 2007-T26 Class A4
5.47%, 01/12/45 (a)(b)	890,000	964,575
Series 2007-PW17 Class A4
5.69%, 06/11/50 (a)(b)	300,000	328,258
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class A4
4.96%, 04/15/44 (b)(c)	200,000	222,346
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	150,000	159,112
Comm 2014-Ccre14 Mortgage Trust
Series 2014-CR14 Class A3
3.96%, 02/10/47 (b)	240,000	251,843
Commercial Mortgage Loan Trust 2008-LS1
Series 2008-LS1 Class A4B
6.24%, 12/10/49 (a)(b)	468,079	507,524
Fannie Mae
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	650,000	652,430
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	550,000	559,624
Freddie Mac
Series K704 Class A2
2.41%, 08/25/18 (b)	70,000	71,544
Series K708 Class A2
2.13%, 01/25/19 (b)	100,000	100,836
Series K710 Class A2
1.88%, 05/25/19 (b)	30,000	29,813
Series K014 Class A1
2.79%, 10/25/20 (b)	666,495	690,032
Series K714 Class A2
3.03%, 10/25/20 (b)	290,000	300,676
Series K014 Class A2
3.87%, 04/25/21 (b)	165,000	177,826
Series K017 Class A2
2.87%, 12/25/21 (b)	100,000	101,450
Series K026 Class A2
2.51%, 11/25/22 (b)	1,100,000	1,078,667
Series K027 Class A2
2.64%, 01/25/23 (b)	220,000	217,487
Series K033 Class A1
2.87%, 02/25/23 (b)	145,676	149,747
Series K033 Class A2
3.06%, 07/25/23 (b)	240,000	243,116
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	450,000	469,351
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	415,000	447,446
GS Mortgage Securities Trust
Series 2013-GC12 Class A4
3.14%, 06/10/46 (a)(b)	195,000	193,451
Series 2013-GC16 Class A2
3.03%, 11/10/46 (b)	400,000	413,281
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP4 Class A4
4.92%, 10/15/42 (a)(b)	185,951	190,588
Series 2012-C6 Class A3
3.51%, 05/15/45 (b)	400,000	412,304
Series 2012-CBX Class A4
3.48%, 06/15/45 (b)	250,000	257,924
Series 2011-C4 Class A4
4.39%, 07/15/46 (b)(c)	400,000	433,561
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	1,000,000	1,030,908
Series 2011-C5 Class A3
4.17%, 08/15/46 (b)	400,000	430,126
Series 2007-CB18 Class A4
5.44%, 06/12/47 (b)	386,758	416,928
Series 2007-CB20 Class A4
5.79%, 02/12/51 (a)(b)	250,000	273,434
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class A4
4.95%, 09/15/30 (b)	203,847	207,377
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A4
5.69%, 02/12/51 (b)	194,677	214,509
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	280,000	287,201
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21 Class A4
5.41%, 10/15/44 (a)(b)	165,480	170,558
Series 2006-C23 Class A5
5.42%, 01/15/45 (a)(b)	400,000	419,686
Series 2006-C29 Class A4
5.31%, 11/15/48 (b)	196,591	210,024
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	500,000	534,502
Series 2013-C12 Class A4
3.20%, 03/15/48 (b)	145,000	145,056
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	200,000	201,348
Series 2013-C14 Class A5
3.34%, 06/15/46 (b)	100,000	100,751
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(b)	255,000	271,671
Series 2013-C12 Class A2
2.07%, 03/15/48 (b)	550,000	553,928

Total Commercial Mortgage-Backed Securities
(Cost $18,837,865)		18,775,279

Corporate Bonds 23.1% of net assets

Finance 7.7%

Banking 5.1%
Abbey National Treasury Services PLC
4.00%, 04/27/16	100,000	104,635
3.05%, 08/23/18	300,000	311,199
American Express Co.
8.13%, 05/20/19	250,000	312,559

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
American Express Credit Corp.
2.80%, 09/19/16	500,000	516,763
2.38%, 03/24/17	300,000	307,173
Bank of America Corp.
5.25%, 12/01/15	600,000	628,490
6.05%, 05/16/16	600,000	644,479
5.75%, 08/15/16	100,000	108,074
5.42%, 03/15/17	500,000	541,821
6.88%, 04/25/18	300,000	346,299
5.65%, 05/01/18	800,000	890,566
2.65%, 04/01/19	750,000	748,489
5.63%, 07/01/20	250,000	282,649
5.88%, 01/05/21	300,000	344,551
5.00%, 05/13/21	150,000	164,957
3.30%, 01/11/23	600,000	585,821
4.00%, 04/01/24	500,000	505,806
6.22%, 09/15/26	150,000	171,656
7.75%, 05/14/38	250,000	338,876
5.88%, 02/07/42	250,000	300,659
4.88%, 04/01/44	100,000	104,098
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	504,463
Bank of New York Mellon Corp.
2.50%, 01/15/16	250,000	256,106
2.30%, 07/28/16	100,000	102,708
Bank of Nova Scotia
1.38%, 07/15/16	200,000	201,933
2.05%, 10/30/18	250,000	249,543
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.35%, 02/23/17	100,000	102,322
Barclays Bank PLC
5.00%, 09/22/16	100,000	107,399
5.14%, 10/14/20	200,000	216,022
BB&T Corp.
3.20%, 03/15/16 (b)	500,000	517,108
3.95%, 03/22/22 (b)	100,000	105,420
BNP Paribas S.A.
3.60%, 02/23/16	250,000	259,161
5.00%, 01/15/21	200,000	222,467
3.25%, 03/03/23	150,000	148,026
Capital One Bank USA NA
2.40%, 09/05/19 (b)	250,000	247,668
3.38%, 02/15/23	750,000	736,136
Capital One Financial Corp.
3.15%, 07/15/16	650,000	673,257
4.75%, 07/15/21	250,000	272,132
Citigroup, Inc.
3.95%, 06/15/16	1,050,000	1,103,260
1.70%, 07/25/16	150,000	151,588
4.45%, 01/10/17	750,000	799,538
4.05%, 07/30/22	500,000	507,261
5.50%, 09/13/25	500,000	545,637
6.68%, 09/13/43	250,000	307,502
Credit Suisse USA, Inc.
4.38%, 08/05/20	400,000	433,792
Deutsche Bank AG
1.35%, 05/30/17	100,000	99,380
3.70%, 05/30/24	200,000	198,663
Fifth Third Bancorp
5.45%, 01/15/17	100,000	108,811
Goldman Sachs Group, Inc.
3.63%, 02/07/16	250,000	258,441
5.75%, 10/01/16	500,000	543,171
5.63%, 01/15/17	750,000	814,772
5.95%, 01/18/18	600,000	672,204
2.38%, 01/22/18	1,000,000	1,010,861
6.15%, 04/01/18	500,000	564,049
5.38%, 03/15/20	250,000	278,541
5.25%, 07/27/21	450,000	499,303
5.75%, 01/24/22	100,000	113,821
3.63%, 01/22/23	250,000	248,611
3.85%, 07/08/24 (b)	400,000	398,120
6.75%, 10/01/37	100,000	119,604
4.80%, 07/08/44 (b)	250,000	252,377
HSBC Holdings PLC
5.10%, 04/05/21	850,000	957,845
6.50%, 09/15/37	200,000	246,844
HSBC USA, Inc.
5.00%, 09/27/20	400,000	437,717
JPMorgan Chase & Co.
2.60%, 01/15/16	1,000,000	1,021,547
6.00%, 01/15/18	1,750,000	1,970,549
6.30%, 04/23/19	450,000	522,286
3.38%, 05/01/23	250,000	239,749
6.40%, 05/15/38	300,000	378,830
5.40%, 01/06/42	300,000	342,183
KeyBank NA
1.10%, 11/25/16 (b)	100,000	100,203
Lloyds Bank PLC
4.88%, 01/21/16	550,000	578,791
4.20%, 03/28/17	200,000	213,997
2.30%, 11/27/18	250,000	250,817
6.38%, 01/21/21	500,000	595,783
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	260,625
Morgan Stanley
5.45%, 01/09/17	1,050,000	1,141,111
5.95%, 12/28/17	750,000	840,634
6.63%, 04/01/18	200,000	229,226
7.30%, 05/13/19	200,000	238,791
2.38%, 07/23/19	500,000	492,426
3.75%, 02/25/23	650,000	650,317
4.10%, 05/22/23	250,000	249,579
5.00%, 11/24/25	500,000	523,576
6.25%, 08/09/26	150,000	180,762
7.25%, 04/01/32	100,000	133,068
6.38%, 07/24/42	400,000	501,226
National Australia Bank Ltd.
3.00%, 01/20/23	250,000	245,018
PNC Bank NA
2.95%, 01/30/23 (b)	250,000	243,086
PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	498,691
PNC Funding Corp.
5.63%, 02/01/17	300,000	327,220
Rabobank Nederland
4.63%, 12/01/23	450,000	467,075
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	494,525
Royal Bank of Canada
2.63%, 12/15/15	225,000	230,395
1.20%, 09/19/17	250,000	248,851
2.20%, 07/27/18	250,000	253,181

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Royal Bank of Scotland Group PLC
4.38%, 03/16/16	350,000	366,873
6.40%, 10/21/19	200,000	232,937
Santander Holdings USA, Inc.
4.63%, 04/19/16	50,000	52,688
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	500,000	503,551
Svenska Handelsbanken AB
2.88%, 04/04/17	250,000	260,050
Toronto-Dominion Bank
2.13%, 07/02/19	500,000	496,014
UBS AG
5.88%, 12/20/17	600,000	676,023
5.75%, 04/25/18	100,000	112,853
2.38%, 08/14/19	1,000,000	991,897
4.88%, 08/04/20	300,000	334,387
UBS Preferred Funding Trust V
6.24%, 05/29/49 (a)(b)	100,000	105,500
US Bancorp
3.00%, 03/15/22 (b)	100,000	99,782
Wachovia Corp.
5.75%, 02/01/18	500,000	564,041
5.50%, 08/01/35	250,000	284,515
Wells Fargo & Co.
3.68%, 06/15/16 (a)	350,000	366,068
1.40%, 09/08/17	350,000	349,111
5.63%, 12/11/17	150,000	168,003
2.13%, 04/22/19	500,000	494,465
3.45%, 02/13/23	250,000	245,925
5.38%, 11/02/43	175,000	191,871
Westpac Banking Corp.
4.88%, 11/19/19	400,000	446,712

		46,860,588

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	150,000	169,705
Jefferies Group LLC
3.88%, 11/09/15	300,000	309,810
5.50%, 03/15/16	250,000	265,918
5.13%, 01/20/23	250,000	266,174
6.25%, 01/15/36	500,000	528,801
Nomura Holdings, Inc.
6.70%, 03/04/20	250,000	297,889

		1,838,297

Finance Company 0.6%
American Express Co.
6.80%, 09/01/66 (a)(b)	250,000	267,500
GATX Corp.
1.25%, 03/04/17	100,000	99,332
5.20%, 03/15/44 (b)	100,000	106,723
General Electric Capital Corp.
5.00%, 01/08/16	275,000	289,953
1.50%, 07/12/16	250,000	253,147
1.63%, 04/02/18	500,000	499,528
6.00%, 08/07/19	100,000	116,752
4.38%, 09/16/20	300,000	328,390
4.63%, 01/07/21	250,000	275,908
4.65%, 10/17/21	250,000	275,784
3.10%, 01/09/23	200,000	198,152
6.75%, 03/15/32	250,000	330,535
6.15%, 08/07/37	150,000	185,851
5.88%, 01/14/38	450,000	543,884
6.88%, 01/10/39	100,000	135,043
6.38%, 11/15/67 (a)(b)	250,000	271,250
HSBC Finance Corp.
5.50%, 01/19/16	100,000	105,882
6.68%, 01/15/21	350,000	410,835
Synchrony Financial
3.75%, 08/15/21 (b)	500,000	504,962
4.25%, 08/15/24 (b)	250,000	250,332

		5,449,743

Insurance 1.2%
ACE INA Holdings, Inc.
2.70%, 03/13/23	300,000	288,698
Aetna, Inc.
3.95%, 09/01/20	100,000	106,685
Aflac, Inc.
3.63%, 06/15/23	500,000	504,530
Allstate Corp.
3.15%, 06/15/23	100,000	99,825
4.50%, 06/15/43	300,000	308,358
American International Group, Inc.
5.60%, 10/18/16	350,000	381,227
5.85%, 01/16/18	700,000	788,042
6.40%, 12/15/20	117,000	139,379
Aon Corp.
8.21%, 01/01/27	100,000	128,644
Assurant, Inc.
2.50%, 03/15/18	400,000	402,036
6.75%, 02/15/34	400,000	483,132
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	328,372
5.75%, 01/15/40	100,000	121,349
Chubb Corp.
6.00%, 05/11/37	250,000	316,576
Cigna Corp.
2.75%, 11/15/16	100,000	103,415
4.00%, 02/15/22 (b)	150,000	157,947
5.88%, 03/15/41 (b)	250,000	305,316
5.38%, 02/15/42 (b)	300,000	331,719
CNA Financial Corp.
7.35%, 11/15/19	250,000	301,113
Genworth Holdings, Inc.
7.70%, 06/15/20	150,000	180,245
7.63%, 09/24/21	200,000	242,984
6.50%, 06/15/34	200,000	227,931
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	200,000	218,528
5.13%, 04/15/22	500,000	558,553
5.95%, 10/15/36	100,000	121,656
6.10%, 10/01/41	350,000	438,343
ING US, Inc.
2.90%, 02/15/18	500,000	514,802
5.70%, 07/15/43	100,000	113,458
Lincoln National Corp.
4.00%, 09/01/23	150,000	154,330
MetLife, Inc.
5.70%, 06/15/35	250,000	300,368
4.88%, 11/13/43	150,000	160,235
Prudential Financial, Inc.
6.00%, 12/01/17	100,000	113,090
4.50%, 11/16/21	300,000	326,383

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	185,692
6.25%, 06/15/37	250,000	321,944
UnitedHealth Group, Inc.
1.40%, 10/15/17	500,000	499,647
6.00%, 02/15/18	150,000	170,626
Unum Group
5.63%, 09/15/20	100,000	114,084
WellPoint, Inc.
2.25%, 08/15/19	150,000	147,863
3.50%, 08/15/24 (b)	250,000	244,315
5.85%, 01/15/36	250,000	294,782
4.65%, 08/15/44 (b)	250,000	243,906

		11,490,128

Other Financial 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	199,678

		199,678

Real Estate Investment Trust 0.6%
ARC Properties Operating Partnership LP
2.00%, 02/06/17 (c)	500,000	500,008
Boston Properties LP
3.80%, 02/01/24 (b)	100,000	100,513
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	750,000	750,885
Digital Realty Trust LP
5.88%, 02/01/20	250,000	278,095
5.25%, 03/15/21 (b)	250,000	271,709
Essex Portfolio LP
3.88%, 05/01/24 (b)	250,000	250,832
HCP, Inc.
6.70%, 01/30/18	100,000	115,124
5.38%, 02/01/21 (b)	150,000	167,602
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	300,000	319,920
4.50%, 01/15/24 (b)	400,000	412,299
Kilroy Realty LP
3.80%, 01/15/23 (b)	250,000	250,810
4.25%, 08/15/29 (b)	200,000	198,187
Kimco Realty Corp.
3.20%, 05/01/21 (b)	100,000	99,913
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)(c)	100,000	102,250
ProLogis LP
4.25%, 08/15/23 (b)	300,000	310,224
Realty Income Corp.
3.88%, 07/15/24 (b)	150,000	149,412
Simon Property Group LP
6.13%, 05/30/18	150,000	172,245
5.65%, 02/01/20 (b)	102,000	117,520
Ventas Realty LP
4.25%, 03/01/22 (b)	200,000	208,750
3.25%, 08/15/22 (b)	250,000	243,520

		5,019,818

		70,858,252

Industrial 13.7%

Basic Industry 1.2%
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	137,303
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	346,763
3.65%, 07/15/24 (b)	800,000	799,763
Barrick Gold Corp.
6.95%, 04/01/19	850,000	988,134
4.10%, 05/01/23	150,000	144,391
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	507,102
5.75%, 05/01/43	300,000	297,937
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	100,000	102,220
5.00%, 09/30/43	300,000	330,417
CF Industries, Inc.
7.13%, 05/01/20	100,000	120,780
Domtar Corp.
10.75%, 06/01/17	350,000	423,678
Dow Chemical Co.
2.50%, 02/15/16	400,000	408,822
8.55%, 05/15/19	225,000	283,067
3.00%, 11/15/22 (b)	250,000	241,524
4.25%, 10/01/34 (b)	200,000	193,210
5.25%, 11/15/41 (b)	200,000	208,231
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	100,945
EI du Pont de Nemours & Co.
5.75%, 03/15/19	200,000	230,491
Freeport-McMoRan, Inc.
2.38%, 03/15/18	300,000	301,009
3.10%, 03/15/20	200,000	198,679
3.55%, 03/01/22 (b)	100,000	97,809
3.88%, 03/15/23 (b)	100,000	98,807
5.45%, 03/15/43 (b)	400,000	409,324
Glencore Canada Corp.
6.20%, 06/15/35	300,000	332,490
International Paper Co.
7.50%, 08/15/21	250,000	310,852
4.75%, 02/15/22 (b)	250,000	269,818
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	254,834
5.95%, 03/15/24 (b)(c)	150,000	152,845
6.88%, 09/01/41 (b)	150,000	153,610
LYB International Finance BV
4.00%, 07/15/23	300,000	310,952
5.25%, 07/15/43	250,000	270,344
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	252,654
Mosaic Co.
4.25%, 11/15/23 (b)	250,000	260,692
Newmont Mining Corp.
3.50%, 03/15/22 (b)	150,000	139,215
6.25%, 10/01/39	150,000	148,333
Potash Corp. of Saskatchewan, Inc.
5.88%, 12/01/36	100,000	121,072
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	170,000	172,317
6.50%, 07/15/18	100,000	115,867

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Rio Tinto Finance USA PLC
3.50%, 03/22/22 (b)	100,000	101,627
4.75%, 03/22/42 (b)	100,000	102,180
Southern Copper Corp.
5.25%, 11/08/42	100,000	94,986
Teck Resources Ltd.
6.25%, 07/15/41 (b)	100,000	101,967
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	113,250
Vale S.A.
5.63%, 09/11/42	200,000	196,684
Valspar Corp.
4.20%, 01/15/22 (b)	100,000	105,687
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	132,910

		11,185,592

Capital Goods 1.1%
ABB Finance USA, Inc.
1.63%, 05/08/17	100,000	100,638
2.88%, 05/08/22	100,000	99,002
Avery Dennison Corp.
5.38%, 04/15/20	105,000	116,126
Boeing Co.
0.95%, 05/15/18	250,000	243,558
4.88%, 02/15/20	250,000	282,109
Caterpillar Financial Services Corp.
1.25%, 11/06/17	400,000	397,363
7.15%, 02/15/19	250,000	300,923
Caterpillar, Inc.
5.70%, 08/15/16	200,000	218,419
6.05%, 08/15/36	150,000	189,209
CRH America, Inc.
6.00%, 09/30/16	100,000	109,431
Deere & Co.
5.38%, 10/16/29	150,000	177,765
Eaton Corp.
0.95%, 11/02/15	150,000	150,516
1.50%, 11/02/17	150,000	149,466
4.00%, 11/02/32	100,000	99,245
4.15%, 11/02/42	100,000	95,691
General Electric Co.
5.25%, 12/06/17	700,000	776,960
2.70%, 10/09/22	100,000	97,508
3.38%, 03/11/24	600,000	607,373
4.13%, 10/09/42	200,000	199,532
4.50%, 03/11/44	100,000	104,103
Illinois Tool Works, Inc.
3.90%, 09/01/42 (b)	100,000	95,610
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 01/15/19 (c)	500,000	511,210
John Deere Capital Corp.
5.50%, 04/13/17	200,000	220,933
1.55%, 12/15/17	250,000	250,627
1.70%, 01/15/20	500,000	484,471
L-3 Communications Corp.
4.95%, 02/15/21 (b)	500,000	544,227
Lockheed Martin Corp.
4.25%, 11/15/19	250,000	273,073
3.35%, 09/15/21	100,000	103,062
Northrop Grumman Corp.
4.75%, 06/01/43	250,000	257,982
Owens Corning
4.20%, 12/15/22 (b)	500,000	509,725
Packaging Corp. of America
3.65%, 09/15/24 (b)	100,000	98,415
Republic Services, Inc.
3.80%, 05/15/18	200,000	212,656
5.70%, 05/15/41 (b)	200,000	235,994
Textron, Inc.
5.95%, 09/21/21 (b)	200,000	230,699
United Technologies Corp.
1.80%, 06/01/17	400,000	406,172
5.38%, 12/15/17	300,000	336,594
6.13%, 02/01/19	150,000	174,816
3.10%, 06/01/22	100,000	100,114
6.13%, 07/15/38	150,000	191,318
4.50%, 06/01/42	150,000	157,587
Valmont Industries, Inc.
5.00%, 10/01/44 (b)	200,000	196,963
Waste Management, Inc.
2.90%, 09/15/22 (b)	200,000	196,329

		10,303,514

Communications 2.5%
21st Century Fox America, Inc.
6.90%, 03/01/19	180,000	213,587
4.00%, 10/01/23	400,000	414,918
6.15%, 03/01/37	200,000	238,688
America Movil S.A.B. de C.V.
2.38%, 09/08/16	200,000	204,524
3.13%, 07/16/22	200,000	194,716
4.38%, 07/16/42	150,000	140,212
American Tower Corp.
3.40%, 02/15/19	750,000	767,027
5.05%, 09/01/20	250,000	271,455
5.00%, 02/15/24	100,000	105,009
AT&T Mobility LLC
7.13%, 12/15/31	50,000	67,048
AT&T, Inc.
0.80%, 12/02/15	100,000	100,153
5.50%, 02/01/18	400,000	447,684
5.80%, 02/15/19	200,000	229,412
3.00%, 02/15/22	350,000	347,184
6.15%, 09/15/34	200,000	239,477
5.35%, 09/01/40	250,000	266,049
5.55%, 08/15/41	100,000	109,027
4.30%, 12/15/42 (b)	200,000	183,490
4.80%, 06/15/44 (b)	750,000	741,843
British Telecommunications PLC
1.63%, 06/28/16	500,000	504,848
CBS Corp.
5.50%, 05/15/33	150,000	164,592
4.90%, 08/15/44 (b)	400,000	396,930
CC Holdings GS V LLC
3.85%, 04/15/23	200,000	197,082
Comcast Corp.
5.15%, 03/01/20	250,000	283,697
3.38%, 02/15/25 (b)	250,000	247,128
4.25%, 01/15/33	200,000	203,070
6.95%, 08/15/37	200,000	268,844
4.65%, 07/15/42	500,000	518,333
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (a)	100,000	145,754

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
DIRECTV Holdings LLC
3.50%, 03/01/16	350,000	362,340
5.88%, 10/01/19	100,000	114,727
4.45%, 04/01/24 (b)	200,000	208,694
6.00%, 08/15/40 (b)	150,000	169,051
5.15%, 03/15/42	150,000	152,229
Discovery Communications LLC
5.05%, 06/01/20	150,000	166,547
Embarq Corp.
7.08%, 06/01/16	250,000	272,380
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	226,750
5.00%, 05/13/45	150,000	148,934
NBCUniversal Media LLC
2.88%, 04/01/16	100,000	103,140
4.38%, 04/01/21	250,000	272,725
5.95%, 04/01/41	350,000	428,764
Orange S.A.
2.75%, 02/06/19	250,000	253,243
5.38%, 01/13/42	250,000	273,363
Qwest Corp.
6.75%, 12/01/21	350,000	401,816
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	250,000	238,751
TCI Communications, Inc.
7.13%, 02/15/28	150,000	197,555
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	150,000	167,458
5.46%, 02/16/21	250,000	278,792
7.05%, 06/20/36	150,000	190,593
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	100,000	113,708
Time Warner Cable, Inc.
5.85%, 05/01/17	650,000	720,896
5.00%, 02/01/20	250,000	278,139
6.55%, 05/01/37	350,000	442,959
Time Warner Entertainment Co. LP
8.38%, 07/15/33	100,000	148,124
Time Warner, Inc.
5.88%, 11/15/16	250,000	274,447
2.10%, 06/01/19	300,000	295,175
4.75%, 03/29/21	300,000	327,367
7.63%, 04/15/31	100,000	135,329
7.70%, 05/01/32	200,000	275,986
6.50%, 11/15/36	250,000	301,751
Verizon Communications, Inc.
2.50%, 09/15/16	300,000	308,035
1.35%, 06/09/17	750,000	746,679
3.65%, 09/14/18	150,000	158,133
4.50%, 09/15/20	500,000	541,352
5.15%, 09/15/23	300,000	332,452
4.15%, 03/15/24 (b)	250,000	258,338
7.75%, 12/01/30	100,000	137,748
6.40%, 09/15/33	1,250,000	1,525,455
5.85%, 09/15/35	200,000	229,301
6.55%, 09/15/43	400,000	500,482
Verizon Florida LLC
Series E
6.86%, 02/01/28	300,000	355,311
Viacom, Inc.
2.50%, 12/15/16	100,000	102,761
3.88%, 04/01/24 (b)	100,000	99,781
6.88%, 04/30/36	200,000	251,329
Vodafone Group PLC
5.45%, 06/10/19	250,000	281,701
4.38%, 03/16/21	300,000	321,253
Walt Disney Co.
1.35%, 08/16/16	150,000	151,809
1.13%, 02/15/17	200,000	200,261
1.10%, 12/01/17	250,000	247,467

		22,903,162

Consumer Cyclical 1.5%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	350,000	329,567
CVS Health Corp.
5.75%, 06/01/17	500,000	555,931
2.25%, 08/12/19 (b)	250,000	247,744
4.75%, 05/18/20 (b)	500,000	559,212
3.38%, 08/12/24 (b)	250,000	246,938
5.30%, 12/05/43 (b)	200,000	224,948
Daimler Finance North America LLC
8.50%, 01/18/31	75,000	113,589
Delphi Corp.
6.13%, 05/15/21 (b)	500,000	550,000
5.00%, 02/15/23 (b)	300,000	322,050
4.15%, 03/15/24 (b)	150,000	153,312
eBay, Inc.
1.35%, 07/15/17	500,000	498,248
Ford Motor Co.
7.45%, 07/16/31	425,000	562,620
4.75%, 01/15/43	100,000	100,472
Ford Motor Credit Co. LLC
6.63%, 08/15/17	450,000	509,052
2.38%, 01/16/18	250,000	252,503
4.25%, 09/20/22	450,000	474,628
Gap, Inc.
5.95%, 04/12/21 (b)	450,000	512,469
Home Depot, Inc.
5.40%, 03/01/16	300,000	320,036
3.75%, 02/15/24 (b)	500,000	521,886
4.88%, 02/15/44 (b)	100,000	108,941
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	200,000	198,725
4.63%, 07/02/44 (b)	200,000	196,046
Lowe’s Cos., Inc.
5.40%, 10/15/16	300,000	326,918
3.12%, 04/15/22 (b)	300,000	304,255
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	210,000	231,014
2.88%, 02/15/23 (b)	200,000	191,238
5.13%, 01/15/42 (b)	300,000	314,163
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	358,741
McDonald’s Corp.
5.30%, 03/15/17	86,000	94,665
5.35%, 03/01/18	150,000	167,999
3.70%, 02/15/42	114,000	104,790
NIKE, Inc.
2.25%, 05/01/23 (b)	100,000	94,708
3.63%, 05/01/43 (b)	50,000	47,237
Nordstrom, Inc.
4.00%, 10/15/21 (b)	150,000	160,691
QVC, Inc.
5.45%, 08/15/34 (b)(c)	200,000	197,029

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	313,898
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	100,000	116,020
4.50%, 10/01/34 (b)	250,000	243,895
Toyota Motor Credit Corp.
3.40%, 09/15/21	350,000	363,145
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	154,800
Wal-Mart Stores, Inc.
2.55%, 04/11/23 (b)	400,000	384,570
5.25%, 09/01/35	550,000	637,448
6.50%, 08/15/37	100,000	133,067
6.20%, 04/15/38	700,000	896,967
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	111,179

		13,507,354

Consumer Non-Cyclical 3.1%
AbbVie, Inc.
2.00%, 11/06/18	700,000	689,873
2.90%, 11/06/22	500,000	478,913
Actavis, Inc.
4.63%, 10/01/42 (b)	500,000	458,594
Altria Group, Inc.
4.75%, 05/05/21	500,000	545,457
2.85%, 08/09/22	600,000	575,701
2.95%, 05/02/23	800,000	764,017
4.25%, 08/09/42	200,000	182,069
AmerisourceBergen Corp.
4.88%, 11/15/19	450,000	498,950
Amgen, Inc.
5.85%, 06/01/17	200,000	222,920
3.88%, 11/15/21 (b)	200,000	210,625
5.15%, 11/15/41 (b)	100,000	105,937
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	100,000	100,009
2.15%, 02/01/19	400,000	398,306
3.70%, 02/01/24	200,000	201,521
4.63%, 02/01/44	350,000	355,966
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	350,000	420,441
5.00%, 04/15/20	250,000	279,425
Archer-Daniels-Midland Co.
5.94%, 10/01/32	100,000	124,080
AstraZeneca PLC
6.45%, 09/15/37	150,000	195,200
Baxter International, Inc.
4.50%, 06/15/43 (b)	300,000	311,275
Boston Scientific Corp.
6.00%, 01/15/20	150,000	171,215
4.13%, 10/01/23 (b)	100,000	102,606
Bristol-Myers Squibb Co.
6.13%, 05/01/38	100,000	127,410
3.25%, 08/01/42	100,000	84,068
Campbell Soup Co.
2.50%, 08/02/22	350,000	330,280
Cardinal Health, Inc.
1.90%, 06/15/17	200,000	202,323
1.70%, 03/15/18	400,000	396,454
3.20%, 06/15/22	400,000	398,020
Celgene Corp.
1.90%, 08/15/17	1,000,000	1,008,119
3.63%, 05/15/24 (b)	200,000	198,266
4.63%, 05/15/44 (b)	550,000	541,757
Colgate-Palmolive Co.
2.63%, 05/01/17	100,000	103,870
3.25%, 03/15/24	200,000	202,639
ConAgra Foods, Inc.
3.20%, 01/25/23 (b)	254,000	244,045
6.63%, 08/15/39	300,000	368,471
4.65%, 01/25/43 (b)	231,000	223,941
Delhaize Group S.A.
5.70%, 10/01/40	250,000	266,256
Diageo Capital PLC
5.75%, 10/23/17	100,000	112,426
1.13%, 04/29/18	150,000	146,666
Dr Pepper Snapple Group, Inc.
2.00%, 01/15/20	1,000,000	975,768
Eli Lilly & Co.
5.50%, 03/15/27	250,000	299,473
Express Scripts Holding Co.
3.13%, 05/15/16	350,000	362,660
General Mills, Inc.
5.40%, 06/15/40	500,000	569,830
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	350,000	382,601
3.70%, 04/01/24 (b)	400,000	409,373
4.80%, 04/01/44 (b)	100,000	105,515
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	150,000	169,945
2.85%, 05/08/22	150,000	147,299
Hasbro, Inc.
6.30%, 09/15/17	100,000	112,730
6.35%, 03/15/40	450,000	539,913
Johnson & Johnson
5.55%, 08/15/17	250,000	281,239
Kellogg Co.
4.45%, 05/30/16	150,000	158,604
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	135,751
5.30%, 03/01/41	200,000	237,434
Koninklijke Philips N.V.
5.00%, 03/15/42	100,000	107,517
Kraft Foods Group, Inc.
5.38%, 02/10/20	200,000	225,609
3.50%, 06/06/22	500,000	506,960
5.00%, 06/04/42	200,000	209,887
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	101,259
McKesson Corp.
2.28%, 03/15/19	300,000	298,125
Medtronic, Inc.
3.63%, 03/15/24 (b)	200,000	204,521
4.00%, 04/01/43 (b)	300,000	284,392
Merck & Co., Inc.
2.25%, 01/15/16	90,000	92,016
3.88%, 01/15/21 (b)	200,000	214,655
Merck Sharp & Dohme Corp.
5.85%, 06/30/39	250,000	313,113
Molson Coors Brewing Co.
3.50%, 05/01/22	200,000	201,285
Mondelez International, Inc.
4.13%, 02/09/16	250,000	260,938
2.25%, 02/01/19 (b)	250,000	248,434

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
6.50%, 02/09/40	105,000	132,105
Mylan, Inc.
1.80%, 06/24/16	300,000	303,632
Newell Rubbermaid, Inc.
4.70%, 08/15/20	150,000	161,019
Novartis Capital Corp.
4.40%, 04/24/20	100,000	110,865
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	151,538
4.88%, 11/01/40	200,000	216,628
Pfizer, Inc.
6.20%, 03/15/19	225,000	263,214
Philip Morris International, Inc.
1.13%, 08/21/17	100,000	99,425
4.50%, 03/26/20	250,000	274,841
2.50%, 08/22/22	100,000	95,675
6.38%, 05/16/38	150,000	188,879
Procter & Gamble Co.
1.80%, 11/15/15	375,000	380,750
4.70%, 02/15/19	150,000	167,783
5.55%, 03/05/37	100,000	123,155
Quest Diagnostics, Inc.
3.20%, 04/01/16	250,000	258,076
6.40%, 07/01/17	300,000	339,034
4.25%, 04/01/24 (b)	250,000	254,551
Reynolds American, Inc.
6.75%, 06/15/17	100,000	112,932
3.25%, 11/01/22	100,000	96,658
Safeway, Inc.
3.95%, 08/15/20	200,000	200,964
Sanofi
2.63%, 03/29/16	500,000	515,085
1.25%, 04/10/18	100,000	98,647
4.00%, 03/29/21	150,000	161,325
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	100,000	95,462
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	275,000	331,704
The Coca-Cola Co.
1.50%, 11/15/15	200,000	202,285
1.15%, 04/01/18	500,000	492,430
4.88%, 03/15/19	300,000	335,999
The Kroger Co.
3.85%, 08/01/23 (b)	100,000	102,106
7.50%, 04/01/31	100,000	130,808
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	54,548
3.60%, 08/15/21 (b)	50,000	51,570
4.15%, 02/01/24 (b)	200,000	207,472
5.30%, 02/01/44 (b)	200,000	220,369
Unilever Capital Corp.
4.25%, 02/10/21	300,000	330,258
Wyeth LLC
5.95%, 04/01/37	500,000	614,943
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	244,930
4.70%, 02/01/43 (b)	100,000	100,939

		28,727,561

Energy 2.5%
Anadarko Petroleum Corp.
5.95%, 09/15/16	225,000	245,546
6.38%, 09/15/17	200,000	226,858
6.45%, 09/15/36	100,000	122,249
Apache Corp.
6.90%, 09/15/18	100,000	117,716
4.75%, 04/15/43 (b)	100,000	100,323
Baker Hughes, Inc.
3.20%, 08/15/21 (b)	300,000	306,969
BP Capital Markets PLC
3.20%, 03/11/16	500,000	518,026
1.38%, 05/10/18	300,000	294,877
4.75%, 03/10/19	250,000	275,627
Buckeye Partners LP
4.35%, 10/15/24 (b)	300,000	297,744
5.60%, 10/15/44 (b)	200,000	200,871
Canadian Natural Resources Ltd.
5.70%, 05/15/17	300,000	331,891
3.80%, 04/15/24	150,000	152,186
6.25%, 03/15/38	100,000	122,546
Chevron Corp.
1.10%, 12/05/17 (b)	500,000	495,593
1.72%, 06/24/18 (b)	500,000	500,615
3.19%, 06/24/23 (b)	400,000	403,502
Conoco, Inc.
6.95%, 04/15/29	100,000	133,820
ConocoPhillips Canada
5.63%, 10/15/16	150,000	164,795
Continental Resources, Inc.
5.00%, 09/15/22 (b)	250,000	264,063
4.90%, 06/01/44 (b)	100,000	97,862
Devon Energy Corp.
2.25%, 12/15/18 (b)	500,000	499,358
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	100,000	107,310
El Paso Pipeline Partners Operating Co. LLC
4.30%, 05/01/24 (b)	300,000	299,535
4.70%, 11/01/42 (b)	300,000	267,590
Encana Corp.
5.90%, 12/01/17	100,000	112,315
6.50%, 05/15/19	150,000	175,839
3.90%, 11/15/21 (b)	200,000	206,744
6.50%, 02/01/38	175,000	215,924
Energy Transfer Partners LP
6.70%, 07/01/18	200,000	230,435
6.63%, 10/15/36	200,000	232,218
7.50%, 07/01/38	100,000	127,757
Ensco PLC
4.70%, 03/15/21	100,000	105,146
4.50%, 10/01/24 (b)	150,000	150,806
5.75%, 10/01/44 (b)	400,000	406,957
Enterprise Products Operating LLC
6.30%, 09/15/17	100,000	113,493
3.90%, 02/15/24 (b)	400,000	406,676
6.65%, 10/15/34	250,000	323,230
EOG Resources, Inc.
2.45%, 04/01/20 (b)	200,000	198,799
Halliburton Co.
1.00%, 08/01/16	100,000	100,498
6.15%, 09/15/19	125,000	147,233
6.70%, 09/15/38	100,000	132,773
Hess Corp.
8.13%, 02/15/19	200,000	246,780
7.30%, 08/15/31	150,000	200,775
7.13%, 03/15/33	100,000	133,891

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Husky Energy, Inc.
7.25%, 12/15/19	200,000	243,830
3.95%, 04/15/22 (b)	500,000	519,053
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	315,180
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	250,000	279,830
6.85%, 02/15/20	50,000	58,708
5.80%, 03/15/35	100,000	105,433
5.00%, 08/15/42 (b)	100,000	94,551
5.50%, 03/01/44 (b)	100,000	100,585
5.40%, 09/01/44 (b)	400,000	394,781
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	100,000	93,878
Marathon Petroleum Corp.
5.13%, 03/01/21	250,000	278,872
Murphy Oil Corp.
5.13%, 12/01/42 (b)	200,000	194,066
Nabors Industries, Inc.
2.35%, 09/15/16	100,000	102,231
6.15%, 02/15/18	200,000	225,884
4.63%, 09/15/21	500,000	538,173
5.10%, 09/15/23 (b)	350,000	379,862
Nisource Finance Corp.
3.85%, 02/15/23 (b)	100,000	102,719
Noble Energy, Inc.
6.00%, 03/01/41 (b)	250,000	289,289
5.25%, 11/15/43 (b)	400,000	423,554
Occidental Petroleum Corp.
4.10%, 02/01/21 (b)	100,000	108,043
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	114,997
3.65%, 06/01/22 (b)	200,000	203,806
3.85%, 10/15/23 (b)	150,000	152,604
6.65%, 01/15/37	100,000	125,311
Shell International Finance BV
4.30%, 09/22/19	100,000	109,919
6.38%, 12/15/38	500,000	657,860
4.55%, 08/12/43	250,000	265,447
Southern Natural Gas Co.
5.90%, 04/01/17 (c)	150,000	166,155
Spectra Energy Capital LLC
6.20%, 04/15/18	350,000	395,885
Spectra Energy Partners LP
4.75%, 03/15/24 (b)	100,000	107,458
5.95%, 09/25/43 (b)	250,000	294,602
Suncor Energy, Inc.
6.10%, 06/01/18	100,000	114,391
5.95%, 12/01/34	250,000	299,585
6.50%, 06/15/38	150,000	191,647
Talisman Energy, Inc.
3.75%, 02/01/21 (b)	150,000	151,828
Tosco Corp.
7.80%, 01/01/27	150,000	206,817
Total Capital International S.A.
2.88%, 02/17/22	500,000	498,416
3.75%, 04/10/24	100,000	102,884
TransCanada PipeLines Ltd.
2.50%, 08/01/22	100,000	94,966
3.75%, 10/16/23 (b)	150,000	152,616
4.63%, 03/01/34 (b)	100,000	102,924
7.63%, 01/15/39	100,000	141,173
Valero Energy Corp.
9.38%, 03/15/19	250,000	321,790
6.13%, 02/01/20	150,000	174,154
7.50%, 04/15/32	250,000	321,405
Weatherford International LLC
6.35%, 06/15/17	250,000	280,513
Weatherford International Ltd.
4.50%, 04/15/22 (b)	175,000	182,477
Williams Cos., Inc.
7.88%, 09/01/21	300,000	361,870
4.55%, 06/24/24 (b)	500,000	495,598
5.75%, 06/24/44 (b)	150,000	147,900
Williams Partners LP
7.25%, 02/01/17	550,000	619,713
6.30%, 04/15/40	50,000	58,878

		22,979,872

Technology 1.3%
Amphenol Corp.
3.13%, 09/15/21 (b)	400,000	399,706
Apple, Inc.
0.45%, 05/03/16	100,000	99,830
1.05%, 05/05/17	500,000	498,616
1.00%, 05/03/18	100,000	97,583
2.40%, 05/03/23	600,000	567,995
3.85%, 05/03/43	200,000	185,915
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	307,730
4.50%, 03/01/23 (b)	200,000	206,937
Broadcom Corp.
3.50%, 08/01/24 (b)	200,000	199,288
4.50%, 08/01/34 (b)	150,000	153,522
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	213,023
4.45%, 01/15/20	350,000	384,701
3.63%, 03/04/24	250,000	256,063
5.90%, 02/15/39	100,000	120,936
Corning, Inc.
1.45%, 11/15/17	200,000	199,703
EMC Corp.
1.88%, 06/01/18	100,000	99,497
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (b)	300,000	296,229
Fiserv, Inc.
6.80%, 11/20/17	285,000	326,128
4.63%, 10/01/20	250,000	270,314
Google, Inc.
2.13%, 05/19/16	175,000	179,294
3.38%, 02/25/24	100,000	102,284
Harris Corp.
6.15%, 12/15/40	150,000	180,446
Hewlett-Packard Co.
2.60%, 09/15/17	500,000	513,929
2.75%, 01/14/19	400,000	406,670
3.75%, 12/01/20	300,000	311,314
Intel Corp.
4.25%, 12/15/42	250,000	244,786
International Business Machines Corp.
5.70%, 09/14/17	500,000	560,644
3.38%, 08/01/23	150,000	151,738
3.63%, 02/12/24	750,000	766,866
Leidos, Inc.
5.50%, 07/01/33	50,000	47,831

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Microsoft Corp.
2.50%, 02/08/16	100,000	102,824
1.63%, 12/06/18	250,000	248,916
4.50%, 10/01/40	100,000	104,408
NetApp, Inc.
2.00%, 12/15/17	250,000	251,322
3.38%, 06/15/21 (b)	250,000	251,897
3.25%, 12/15/22 (b)	250,000	244,299
Oracle Corp.
2.25%, 10/08/19	100,000	99,657
3.40%, 07/08/24 (b)	350,000	349,330
4.30%, 07/08/34 (b)	400,000	403,686
6.13%, 07/08/39	150,000	186,182
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	100,000	101,555
Seagate HDD Cayman
3.75%, 11/15/18 (c)	300,000	306,750
4.75%, 06/01/23	500,000	506,250
4.75%, 01/01/25 (c)	200,000	200,000
Texas Instruments, Inc.
2.38%, 05/16/16	100,000	102,860
Xerox Corp.
2.75%, 03/15/19	300,000	302,596

		12,112,050

Transportation 0.5%
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/27	379,489	386,624
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	155,938
3.85%, 09/01/23 (b)	400,000	413,932
5.05%, 03/01/41 (b)	500,000	539,053
4.55%, 09/01/44 (b)	200,000	200,666
Canadian National Railway Co.
4.50%, 11/07/43 (b)	300,000	318,729
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	274,142
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	414,889	441,732
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	95,078	98,406
CSX Corp.
4.25%, 06/01/21 (b)	150,000	163,007
4.10%, 03/15/44 (b)	100,000	94,376
FedEx Corp.
2.63%, 08/01/22	200,000	193,467
3.88%, 08/01/42	200,000	180,878
Kansas City Southern de Mexico S.A. de C.V.
2.35%, 05/15/20 (b)	350,000	335,811
Norfolk Southern Corp.
3.00%, 04/01/22 (b)	150,000	149,573
4.84%, 10/01/41	100,000	107,705
Ryder System, Inc.
2.55%, 06/01/19 (b)	100,000	100,245
United Parcel Service, Inc.
5.50%, 01/15/18	150,000	168,539
5.13%, 04/01/19	150,000	168,985

		4,491,808

		126,210,913

Utilities 1.7%

Electric 1.6%
Alabama Power Co.
3.55%, 12/01/23	200,000	205,710
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	500,000	500,170
Appalachian Power Co.
7.00%, 04/01/38	500,000	680,211
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	100,000	113,019
6.13%, 04/01/36	200,000	248,309
5.95%, 05/15/37	250,000	306,818
6.50%, 09/15/37	250,000	324,325
5.15%, 11/15/43 (b)	200,000	222,220
CMS Energy Corp.
6.25%, 02/01/20	800,000	938,486
4.70%, 03/31/43 (b)	850,000	862,175
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	300,000	306,421
Consolidated Edison Co. of New York, Inc.
5.85%, 04/01/18	200,000	227,358
Consumers Energy Co.
3.38%, 08/15/23 (b)	300,000	308,865
3.95%, 05/15/43 (b)	100,000	97,497
Dayton Power & Light Co.
1.88%, 09/15/16	200,000	202,758
Duke Energy Carolinas LLC
6.05%, 04/15/38	200,000	256,055
5.30%, 02/15/40	100,000	118,120
Duke Energy Corp.
2.10%, 06/15/18 (b)	1,000,000	1,008,293
3.75%, 04/15/24 (b)	150,000	154,085
Duke Energy Florida, Inc.
6.40%, 06/15/38	91,000	121,706
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	350,000	349,461
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	250,000	263,673
5.60%, 06/15/42 (b)	100,000	107,224
Florida Power & Light Co.
6.20%, 06/01/36	200,000	259,586
5.95%, 02/01/38	150,000	189,854
Georgia Power Co.
4.75%, 09/01/40	500,000	536,197
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	150,000	156,045
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	100,000	112,088
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	100,000	101,433
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	350,000	347,656
4.55%, 12/01/41 (b)	200,000	215,710
Pacific Gas & Electric Co.
4.25%, 05/15/21 (b)	200,000	217,052
6.05%, 03/01/34	192,000	237,387
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	500,000	488,976
PSEG Power LLC
5.13%, 04/15/20	400,000	443,634

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Public Service Electric & Gas Co.
3.95%, 05/01/42 (b)	100,000	98,196
Puget Sound Energy, Inc.
5.64%, 04/15/41 (b)	250,000	308,141
San Diego Gas & Electric Co.
4.30%, 04/01/42 (b)	100,000	103,630
Sempra Energy
3.55%, 06/15/24 (b)	400,000	403,826
Southern California Edison Co.
5.50%, 08/15/18	100,000	113,251
Southwestern Electric Power Co.
5.55%, 01/15/17	400,000	437,830
TransAlta Corp.
6.65%, 05/15/18	250,000	283,853
Union Electric Co.
3.90%, 09/15/42 (b)	100,000	96,703
Virginia Electric & Power Co.
5.95%, 09/15/17	300,000	339,321
6.00%, 05/15/37	300,000	380,943
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	99,685
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	350,000	388,501
4.80%, 09/15/41 (b)	600,000	661,432

		14,943,889

Natural Gas 0.1%
ONE Gas, Inc.
3.61%, 02/01/24 (b)(c)	100,000	103,258
4.66%, 02/01/44 (b)(c)	300,000	328,959
Sempra Energy
6.00%, 10/15/39	350,000	436,356
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	106,112

		974,685

Other Utilities 0.0%
Veolia Environnement S.A.
6.00%, 06/01/18	200,000	225,425

		225,425

		16,143,999

Total Corporate Bonds
(Cost $211,519,017)		213,213,164

Foreign Securities 5.2% of net assets

Foreign Agencies 1.7%

Austria 0.0%
Oesterreichische Kontrollbank AG
2.00%, 06/03/16	150,000	153,626

		153,626

Brazil 0.2%
Petrobras Global Finance BV
4.38%, 05/20/23	400,000	375,812
5.63%, 05/20/43	250,000	222,691
Petrobras International Finance Co.
5.75%, 01/20/20	500,000	527,355
5.38%, 01/27/21	400,000	406,328
6.75%, 01/27/41	400,000	412,800

		1,944,986

Canada 0.1%
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	500,000	500,453
Nexen, Inc.
5.88%, 03/10/35	150,000	172,356
6.40%, 05/15/37	200,000	244,507

		917,316

Colombia 0.0%
Ecopetrol S.A.
7.63%, 07/23/19	100,000	119,220
5.88%, 09/18/23	100,000	110,625
5.88%, 05/28/45	100,000	101,750

		331,595

Germany 0.7%
Kreditanstalt fuer Wiederaufbau
2.63%, 02/16/16 (d)	600,000	618,014
2.00%, 06/01/16 (d)	300,000	307,410
0.50%, 07/15/16 (d)	750,000	748,952
4.88%, 01/17/17 (d)	450,000	490,847
1.25%, 02/15/17 (d)	600,000	605,456
4.50%, 07/16/18 (d)	500,000	554,546
4.88%, 06/17/19 (d)	700,000	797,052
4.00%, 01/27/20 (d)	350,000	385,414
2.75%, 09/08/20 (d)	750,000	776,242
2.38%, 08/25/21 (d)	300,000	301,477
Landwirtschaftliche Rentenbank
5.13%, 02/01/17 (d)	250,000	274,304
1.88%, 09/17/18 (d)	500,000	505,573

		6,365,287

Japan 0.1%
Japan Bank for International Cooperation
2.50%, 01/21/16	300,000	307,984
2.25%, 07/13/16	400,000	411,263

		719,247

Mexico 0.3%
Petroleos Mexicanos
5.75%, 03/01/18	250,000	277,500
3.13%, 01/23/19 (c)	100,000	102,750
5.50%, 01/21/21	400,000	442,200
3.50%, 01/30/23	500,000	480,250
4.88%, 01/18/24 (c)	200,000	210,300
6.63%, 06/15/35	700,000	815,850
5.50%, 06/27/44	200,000	205,040

		2,533,890

Norway 0.1%
Statoil A.S.A.
2.45%, 01/17/23	100,000	95,613
3.70%, 03/01/24	400,000	415,381
4.25%, 11/23/41	100,000	100,330

		611,324

Republic of Korea 0.2%
Export-Import Bank of Korea
4.38%, 09/15/21	300,000	324,374
5.00%, 04/11/22	200,000	223,926
Korea Development Bank
4.00%, 09/09/16	500,000	527,002

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
3.00%, 03/17/19	500,000	511,558

		1,586,860

Sweden 0.0%
Svensk Exportkredit AB
5.13%, 03/01/17	150,000	164,492
1.13%, 04/05/18	250,000	246,999

		411,491

		15,575,622

Foreign Local Government 0.4%

Canada 0.4%
Hydro-Quebec
2.00%, 06/30/16	400,000	409,064
1.38%, 06/19/17	250,000	251,530
8.05%, 07/07/24	160,000	221,110
Province of British Columbia
2.00%, 10/23/22	200,000	191,619
Province of Manitoba
1.13%, 06/01/18	250,000	246,635
Province of Nova Scotia
5.13%, 01/26/17	500,000	547,967
Province of Ontario
2.30%, 05/10/16	200,000	205,435
1.00%, 07/22/16	600,000	603,166
4.00%, 10/07/19	225,000	245,243
2.45%, 06/29/22	200,000	195,950
Province of Quebec
7.50%, 09/15/29	168,000	238,583

		3,356,302

Sovereign 1.5%

Brazil 0.2%
Brazilian Government International Bond
6.00%, 01/17/17	500,000	547,500
4.88%, 01/22/21	100,000	106,800
2.63%, 01/05/23	500,000	451,250
4.25%, 01/07/25	250,000	247,813
8.25%, 01/20/34	150,000	202,125
7.13%, 01/20/37	100,000	123,250
5.63%, 01/07/41	150,000	155,625

		1,834,363

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	100,000	99,899

		99,899

Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	300,000	285,000
3.63%, 10/30/42	100,000	88,250

		373,250

Colombia 0.1%
Colombia Government International Bond
7.38%, 03/18/19	300,000	359,250
7.38%, 09/18/37	100,000	134,250
6.13%, 01/18/41	250,000	294,125

		787,625

Italy 0.1%
Italy Government International Bond
5.25%, 09/20/16	250,000	269,922
5.38%, 06/12/17	100,000	109,969
6.88%, 09/27/23	150,000	192,917
5.38%, 06/15/33	250,000	301,541

		874,349

Mexico 0.3%
Mexico Government International Bond
5.63%, 01/15/17	1,000,000	1,094,000
3.50%, 01/21/21	150,000	152,386
3.63%, 03/15/22	900,000	917,100
8.00%, 09/24/22	100,000	133,255
4.00%, 10/02/23	350,000	362,162
6.05%, 01/11/40	300,000	355,500
4.75%, 03/08/44	200,000	199,500

		3,213,903

Panama 0.1%
Panama Government International Bond
5.20%, 01/30/20	100,000	110,500
4.00%, 09/22/24 (b)	200,000	200,500
6.70%, 01/26/36	200,000	246,500

		557,500

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	250,000	298,750
7.35%, 07/21/25	300,000	392,250

		691,000

Philippines 0.2%
Philippine Government International Bond
8.38%, 06/17/19	500,000	628,750
4.20%, 01/21/24	300,000	317,250
5.50%, 03/30/26	600,000	691,500

		1,637,500

Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	400,000	471,000
3.00%, 03/17/23	300,000	290,814

		761,814

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	150,000	181,725
3.88%, 09/11/23	250,000	268,038

		449,763

South Africa 0.1%
South Africa Government International Bond
4.67%, 01/17/24	600,000	607,500

		607,500

Turkey 0.2%
Turkey Government International Bond
6.75%, 04/03/18	200,000	222,000
7.00%, 03/11/19	250,000	280,937
5.63%, 03/30/21	500,000	533,750
7.38%, 02/05/25	500,000	595,000
4.88%, 04/16/43	500,000	453,500

		2,085,187

		13,973,653

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Supranational* 1.6%
African Development Bank
2.50%, 03/15/16	150,000	154,366
0.88%, 05/15/17	400,000	398,290
Asian Development Bank
2.50%, 03/15/16	400,000	411,758
1.13%, 03/15/17	650,000	652,889
European Bank for Reconstruction & Development
1.00%, 02/16/17	750,000	752,023
European Investment Bank
0.63%, 04/15/16	550,000	551,227
2.50%, 05/16/16	500,000	516,133
0.50%, 08/15/16	500,000	499,022
5.13%, 05/30/17	1,000,000	1,107,076
1.00%, 06/15/18	250,000	245,463
1.88%, 03/15/19	700,000	703,267
4.00%, 02/16/21	700,000	774,615
4.88%, 02/15/36	500,000	612,724
Inter-American Development Bank
5.13%, 09/13/16 (h)	500,000	543,221
1.13%, 03/15/17	500,000	504,716
1.75%, 08/24/18	250,000	251,874
3.88%, 02/14/20	200,000	219,650
3.88%, 10/28/41	100,000	102,513
3.20%, 08/07/42	100,000	91,762
4.38%, 01/24/44	1,150,000	1,303,315
International Bank for Reconstruction & Development
2.13%, 03/15/16 (h)	400,000	409,310
0.50%, 04/15/16	350,000	349,432
0.50%, 05/16/16	500,000	499,008
0.88%, 04/17/17	350,000	350,440
1.88%, 03/15/19	750,000	758,011
2.25%, 06/24/21	500,000	497,736
International Finance Corp.
1.13%, 11/23/16	350,000	352,202
2.13%, 11/17/17 (h)	500,000	513,196
1.75%, 09/04/18	300,000	302,245
1.75%, 09/16/19	250,000	248,802
Nordic Investment Bank
0.50%, 04/14/16	250,000	250,025

		14,926,311

Total Foreign Securities
(Cost $47,787,381)		47,831,888

Mortgage-Backed Securities 28.6% of net assets

TBA Securities 3.5%
Fannie Mae TBA
2.00%, 10/01/29 (b)(g)	600,000	587,156
2.50%, 10/01/29 to 11/01/44 (b)(g)	1,200,000	1,170,211
3.00%, 10/01/29 to 11/01/44 (b)(g)	2,300,000	2,336,285
3.50%, 10/01/29 to 11/01/44 (b)(g)	2,900,000	2,994,172
4.00%, 10/01/44 (b)(g)	4,300,000	4,531,730
4.50%, 10/01/44 (b)(g)	1,100,000	1,186,969
Freddie Mac TBA
2.00%, 10/01/29 (b)(g)	500,000	489,268
2.50%, 10/01/29 to 10/01/44 (b)(g)	1,100,000	1,100,510
3.50%, 10/01/29 to 11/01/44 (b)(g)	1,900,000	1,968,447
3.00%, 10/01/44 (b)(g)	1,600,000	1,579,751
4.00%, 10/01/44 (b)(g)	1,100,000	1,158,179
4.50%, 10/01/44 (b)(g)	1,900,000	2,049,328
Ginnie Mae TBA
2.50%, 10/01/44 (b)(g)	300,000	289,119
3.00%, 10/01/44 to 11/01/44 (b)(g)	3,700,000	3,716,960
3.50%, 10/01/44 (b)(g)	4,200,000	4,340,109
4.00%, 10/01/44 (b)(g)	2,400,000	2,543,625
4.50%, 10/01/44 (b)(g)	300,000	325,406

		32,367,225

U.S. Government Agency Mortgages 25.1%
Fannie Mae
5.50%, 06/01/15 to 08/01/41 (b)	3,489,298	3,908,303
7.00%, 08/01/16 to 04/01/37 (b)	142,917	156,851
6.00%, 12/01/16 to 05/01/41 (b)	3,098,305	3,525,012
5.00%, 02/01/18 to 08/01/41 (b)	7,691,234	8,502,349
4.50%, 03/01/18 to 01/01/44 (b)	13,049,982	14,140,184
4.00%, 06/01/18 to 05/01/44 (b)	19,717,389	20,874,913
3.50%, 10/01/18 to 10/01/44 (b)	20,729,600	21,328,731
6.50%, 05/01/19 to 10/01/39 (b)	769,669	873,876
3.00%, 09/01/23 to 08/01/43 (b)	23,243,867	23,220,581
8.50%, 05/01/25 (b)	4,099	4,755
2.50%, 10/01/27 to 09/01/28 (b)	6,533,976	6,612,315
2.00%, 02/01/28 to 09/01/28 (b)	269,784	264,384
2.14%, 10/01/35 (a)(b)	256,123	270,385
1.80%, 05/01/38 (a)(b)	226,476	243,103
5.50%, 09/01/38 (b)(h)	1,561,424	1,748,004
3.33%, 04/01/40 (a)(b)	89,024	94,383
3.60%, 05/01/40 (a)(b)	70,058	75,147
2.47%, 09/01/43 (a)(b)	239,273	244,556
2.99%, 11/01/43 (a)(b)	148,688	152,770
Freddie Mac
5.50%, 07/01/15 to 05/01/40 (b)	3,105,150	3,464,411
7.50%, 09/01/16 (b)	1,172	1,213
6.50%, 03/01/17 to 09/01/39 (b)	937,702	1,058,537
6.00%, 04/01/17 to 10/01/38 (b)	1,740,452	1,975,436
4.00%, 04/01/18 to 07/01/44 (b)	13,158,491	13,908,458
5.00%, 06/01/18 to 12/01/43 (b)	4,678,953	5,176,048
5.00%, 03/01/19 (b)(h)	346,620	369,387

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
4.50%, 05/01/19 to 09/01/43 (b)	6,772,598	7,334,359
3.00%, 12/01/25 to 09/01/43 (b)	13,430,836	13,491,056
3.50%, 02/01/26 to 09/01/44 (b)	12,250,281	12,576,711
2.50%, 07/01/27 to 02/01/43 (b)	4,102,995	4,139,437
2.00%, 10/01/27 to 04/01/28 (b)	187,540	183,776
Ginnie Mae
5.00%, 11/15/17 to 07/20/44 (b)	6,173,892	6,848,510
6.50%, 05/15/24 (b)	5,930	6,727
4.00%, 04/20/26 to 09/20/44 (b)	12,523,895	13,320,283
5.50%, 04/20/26 to 07/20/38 (b)	2,206,705	2,487,394
3.50%, 05/20/26 to 08/20/44 (b)	13,649,107	14,155,592
3.00%, 02/20/27 to 08/20/44 (b)	9,349,908	9,457,742
2.50%, 01/20/28 to 02/20/43 (b)	549,029	552,761
2.00%, 07/20/28 (b)	22,542	22,092
1.63%, 04/20/32 (a)(b)(h)	179,308	186,307
6.00%, 09/15/32 to 12/15/38 (b)	1,158,652	1,320,796
4.50%, 02/20/34 to 07/20/44 (b)	10,928,818	11,911,689
3.50%, 08/20/37 to 04/20/44 (a)(b)	245,347	257,733
4.00%, 10/20/37 to 09/20/39 (a)(b)	189,439	198,559
1.63%, 08/20/38 to 03/20/40 (a)(b)	444,378	460,062
2.00%, 03/20/40 to 05/20/43 (a)(b)	628,315	641,671
3.00%, 10/20/40 to 06/20/41 (a)(b)	306,096	320,556
2.50%, 02/20/44 (a)(b)	204,066	207,509

		232,275,414

Total Mortgage-Backed Securities
(Cost $262,671,773)		264,642,639

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	100,000	142,942
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	500,000	713,840
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	350,000	427,276
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	400,000	583,680
Catholic Health Initiatives
1.60%, 11/01/17	100,000	100,513
4.35%, 11/01/42	225,000	220,460
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	120,812
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	200,000	243,916
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	184,278
Georgia
GO (Build America Bonds) Series H
4.50%, 11/01/25	1,300,000	1,439,646
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	237,878
Illinois
GO Bonds (Pension Funding) Series 2003
4.95%, 06/01/23	100,000	103,744
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	500,000	486,025
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	250,000	253,655
Los Angeles USD
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	200,000	267,968
Metropolitan Government of Nashville & Davidson County
GO (Build America Bonds) Series 2010
5.71%, 07/01/34	20,000	23,511
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	150,000	205,416
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	138,791
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	150,000	172,778
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	200,000	248,620
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	316,378
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	240,740
President & Fellows of Harvard College
3.62%, 10/01/37	350,000	338,397
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	389,754
San Francisco City & County Public Utilities Commission
Water System RB (Build America Bonds) Series 2010DE
6.00%, 11/01/40	430,000	542,561
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	600,000	748,764

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
Texas Transportation Commission
RB (Build America Bonds) Series B
5.03%, 04/01/26	200,000	230,292

Total Municipal Bonds
(Cost $8,974,121)		9,122,635

U.S. Government and Government Agencies 38.8% of net assets

U.S. Government Agency Securities 3.5%
Fannie Mae
1.63%, 10/26/15 (h)	2,032,000	2,062,801
0.75%, 04/20/17	900,000	895,013
1.13%, 04/27/17	769,000	773,059
2.00%, 05/16/17 (b)	2,500,000	2,552,250
0.88%, 08/28/17	1,172,000	1,164,621
1.00%, 09/27/17	1,150,000	1,145,995
1.00%, 10/16/17 (b)	150,000	148,498
0.88%, 02/08/18	350,000	344,529
0.88%, 05/21/18	1,250,000	1,224,640
1.13%, 05/25/18 (b)	300,000	295,186
1.88%, 02/19/19	1,500,000	1,504,965
1.75%, 06/20/19	200,000	198,611
2.25%, 10/17/22 (b)	300,000	286,231
7.13%, 01/15/30 (h)	277,000	405,508
Federal Farm Credit Bank
4.88%, 12/16/15	321,000	338,689
1.05%, 03/28/16	350,000	353,132
0.54%, 11/07/16 (b)	500,000	497,341
Federal Home Loan Bank
0.50%, 11/20/15	1,850,000	1,855,446
1.00%, 06/21/17	1,585,000	1,586,073
1.00%, 11/09/17 (b)	500,000	495,577
5.00%, 11/17/17 (h)	1,185,000	1,321,334
2.13%, 03/10/23	250,000	238,908
2.88%, 06/14/24	375,000	374,424
Freddie Mac
0.50%, 06/06/16 (b)	500,000	498,669
0.88%, 10/14/16	400,000	401,804
0.88%, 02/22/17	2,150,000	2,149,650
1.00%, 07/28/17	619,000	616,712
1.00%, 09/29/17	350,000	348,574
0.88%, 03/07/18	4,140,000	4,070,870
1.50%, 06/26/18 (b)	200,000	199,737
1.38%, 05/01/20	750,000	723,391
2.38%, 01/13/22	2,351,000	2,338,961
3.00%, 01/18/28 (b)	200,000	185,335
6.75%, 03/15/31 (h)	264,000	380,994
Tennessee Valley Authority
6.75%, 11/01/25	488,000	655,395

		32,632,923

U.S. Treasury Obligations 35.3%
U.S. Treasury Bonds
9.13%, 05/15/18 (h)	2,331,000	2,976,123
8.00%, 11/15/21 (h)	2,149,000	2,975,022
6.25%, 08/15/23	1,500,000	1,963,828
6.00%, 02/15/26 (h)	891,000	1,189,624
6.75%, 08/15/26	1,324,000	1,881,322
6.13%, 11/15/27	2,388,000	3,282,380
5.25%, 02/15/29	1,328,000	1,710,423
6.25%, 05/15/30	1,485,000	2,121,810
4.75%, 02/15/37	1,586,000	2,026,610
4.38%, 02/15/38 (h)	2,368,000	2,875,455
3.50%, 02/15/39 (h)	1,472,000	1,566,645
4.50%, 08/15/39	1,350,000	1,676,003
4.38%, 11/15/39	1,581,000	1,929,685
4.63%, 02/15/40	815,000	1,032,503
4.25%, 11/15/40 (h)	909,000	1,092,149
3.75%, 08/15/41	1,623,000	1,802,291
3.13%, 02/15/42 (h)	2,940,000	2,911,979
3.00%, 05/15/42	1,493,000	1,442,145
2.75%, 08/15/42	1,899,000	1,740,551
2.75%, 11/15/42	1,920,000	1,757,100
2.88%, 05/15/43	1,899,000	1,779,422
3.63%, 08/15/43	1,633,000	1,765,427
3.75%, 11/15/43	318,000	351,539
3.63%, 02/15/44	3,045,000	3,291,456
3.38%, 05/15/44	3,912,000	4,039,750
3.13%, 08/15/44	3,000,000	2,952,423
U.S. Treasury Notes
0.25%, 10/15/15	2,750,000	2,753,223
1.25%, 10/31/15 (h)	6,615,000	6,692,647
0.38%, 11/15/15	2,000,000	2,004,218
0.25%, 12/15/15 (h)	3,112,000	3,113,397
0.38%, 01/15/16	6,634,000	6,644,104
0.38%, 02/15/16	2,885,000	2,888,944
0.25%, 02/29/16	2,675,000	2,673,066
2.13%, 02/29/16 (h)	1,180,000	1,210,307
0.38%, 03/15/16	6,477,000	6,480,666
0.38%, 03/31/16	2,140,000	2,140,710
0.38%, 04/30/16	2,534,000	2,533,258
2.00%, 04/30/16 (h)	2,302,000	2,359,999
2.63%, 04/30/16 (h)	3,419,000	3,539,065
0.25%, 05/15/16	1,216,000	1,212,793
0.38%, 05/31/16	2,026,000	2,024,140
3.25%, 05/31/16 (h)	1,050,000	1,098,973
0.50%, 06/15/16	3,840,000	3,843,974
0.50%, 06/30/16	5,068,000	5,071,365
1.50%, 06/30/16 (h)	2,694,000	2,741,988
3.25%, 06/30/16	2,000,000	2,096,406
0.63%, 07/15/16	4,676,000	4,687,232
0.50%, 07/31/16	2,600,000	2,600,507
0.50%, 08/31/16	6,300,000	6,293,971
1.00%, 08/31/16	1,088,000	1,096,967
3.00%, 08/31/16	2,500,000	2,616,112
0.88%, 09/15/16	3,750,000	3,770,726
1.00%, 09/30/16	2,176,000	2,192,575
3.00%, 09/30/16 (h)	1,690,000	1,770,275
0.63%, 10/15/16	6,004,000	6,002,127
0.63%, 11/15/16	1,633,000	1,631,150
0.88%, 12/31/16	2,176,000	2,182,034
0.75%, 01/15/17	1,633,000	1,632,170
0.88%, 01/31/17	2,176,000	2,180,419
0.88%, 02/28/17	2,140,000	2,142,425
0.75%, 03/15/17	3,217,000	3,211,219
3.25%, 03/31/17	2,275,000	2,409,100
0.88%, 04/15/17	2,786,000	2,786,326
0.88%, 04/30/17	2,786,000	2,783,387
0.88%, 05/15/17	1,500,000	1,498,184
0.63%, 05/31/17	4,249,000	4,212,650

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)
0.75%, 06/30/17	1,510,000	1,500,150
0.88%, 07/15/17	4,500,000	4,484,884
0.50%, 07/31/17	3,000,000	2,954,883
0.88%, 08/15/17	2,500,000	2,488,182
0.63%, 08/31/17 (h)	3,360,000	3,315,900
1.88%, 08/31/17 (h)	3,337,600	3,415,827
1.88%, 09/30/17 (h)	2,012,000	2,057,270
0.75%, 10/31/17 (h)	3,851,000	3,802,712
1.88%, 10/31/17 (h)	1,745,000	1,783,444
0.75%, 12/31/17	1,747,000	1,719,431
0.75%, 02/28/18	1,066,000	1,045,846
2.88%, 03/31/18 (h)	1,991,000	2,095,683
0.63%, 04/30/18	2,457,000	2,392,504
2.63%, 04/30/18 (h)	3,107,000	3,243,658
1.38%, 06/30/18	1,619,000	1,614,447
1.50%, 08/31/18	1,088,000	1,087,617
1.38%, 09/30/18	4,191,000	4,165,297
1.25%, 10/31/18	2,729,000	2,694,994
1.25%, 11/30/18	1,633,000	1,610,674
1.50%, 12/31/18	2,176,000	2,165,290
1.25%, 01/31/19	2,122,000	2,086,688
1.50%, 01/31/19	2,176,000	2,162,655
1.38%, 02/28/19	1,604,000	1,583,700
1.50%, 02/28/19	1,337,000	1,327,652
1.50%, 03/31/19	2,500,000	2,480,860
1.63%, 03/31/19	4,020,000	4,009,009
1.25%, 04/30/19	1,823,000	1,786,824
1.63%, 04/30/19	1,520,000	1,514,478
3.13%, 05/15/19	1,000,000	1,062,852
1.13%, 05/31/19	1,520,000	1,478,615
1.50%, 05/31/19	2,913,000	2,882,961
1.00%, 06/30/19	1,000,000	965,547
1.63%, 06/30/19	3,040,000	3,024,207
0.88%, 07/31/19 (h)	4,201,000	4,025,575
1.63%, 07/31/19	1,000,000	993,789
1.00%, 08/31/19	700,000	673,723
1.63%, 08/31/19	3,500,000	3,476,347
1.75%, 09/30/19	4,500,000	4,494,199
3.38%, 11/15/19 (h)	3,110,700	3,349,956
1.00%, 11/30/19	1,483,000	1,421,131
1.38%, 01/31/20 (h)	2,832,000	2,759,540
1.13%, 03/31/20	1,384,000	1,326,261
1.88%, 06/30/20	1,346,000	1,338,639
2.63%, 08/15/20 (h)	1,776,000	1,836,425
1.75%, 10/31/20	1,500,000	1,471,992
2.63%, 11/15/20 (h)	2,608,000	2,690,009
2.38%, 12/31/20	4,091,000	4,156,521
2.13%, 01/31/21	1,500,000	1,500,117
3.63%, 02/15/21 (h)	2,003,000	2,185,461
2.00%, 02/28/21	1,965,000	1,948,498
2.25%, 03/31/21	1,576,000	1,585,358
2.25%, 04/30/21	2,786,000	2,800,365
3.13%, 05/15/21	1,000,000	1,059,883
2.00%, 05/31/21	2,534,000	2,504,900
2.13%, 06/30/21	1,512,000	1,505,562
2.25%, 07/31/21	3,000,000	3,010,665
2.13%, 08/15/21	2,171,900	2,161,464
2.00%, 08/31/21	3,500,000	3,452,830
2.00%, 11/15/21	300,000	295,406
1.63%, 08/15/22	1,961,000	1,862,415
1.63%, 11/15/22	2,177,000	2,057,944
2.00%, 02/15/23	1,594,000	1,547,052
1.75%, 05/15/23	1,500,000	1,421,954
2.50%, 08/15/23	2,176,000	2,189,261
2.75%, 11/15/23	2,046,000	2,097,469
2.75%, 02/15/24	1,119,000	1,145,489
2.50%, 05/15/24	3,190,000	3,192,367
2.38%, 08/15/24	2,000,000	1,977,032

		326,476,804

Total U.S. Government and Government Agencies
(Cost $359,371,483)		359,109,727

	Number	Value
Security	of Shares	($)

Other Investment Company 0.4% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	3,334,696	3,334,696

Total Other Investment Company
(Cost $3,334,696)		3,334,696

Security	Face	Value
Rate, Maturity Date	Amount ($)	($)

Short-Term Investments 3.8% of net assets

U.S. Government Agency Securities 3.8%
Federal Home Loan Bank
0.05%, 10/01/14 (f)	15,000,000	15,000,000
0.01%, 10/24/14 (f)	20,000,000	19,999,936

Total Short-Term Investments
(Cost $34,999,936)		34,999,936

End of Investments

At 09/30/14, the tax basis cost of the fund’s investments was $952,160,396 and the unrealized appreciation and depreciation were $7,453,572 and ($4,011,678), respectively, with a net unrealized appreciation $3,441,894.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,885,077 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

(h)	All or a portion of this security is held as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset-Backed Obligations	$—	$4,572,326	$—	$4,572,326
Commercial Mortgage-Backed Securities	—	18,775,279	—	18,775,279
Corporate Bonds[1]	—	213,213,164	—	213,213,164
Foreign Securities[1]	—	47,831,888	—	47,831,888
Mortgage-Backed Securities[1]	—	264,642,639	—	264,642,639
Municipal Bonds[1]	—	9,122,635	—	9,122,635
U.S. Government and Government Agencies[1]	—	359,109,727	—	359,109,727
Other Investment Company[1]	3,334,696	—	—	3,334,696
Short-Term Investments[1]	—	34,999,936	—	34,999,936

Total	$3,334,696	$952,267,594	$—	$955,602,290

[1]	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	December 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	September 30,
Securities	2013	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in	out	2014

Corporate Bonds	$96,750	($93)	($79)	$3,250	$295,150	($394,978)	$—	$—	$—

Total	$96,750	($93)	($79)	$3,250	$295,150	($394,978)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

REG64288SEP14

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 21, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 21, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 21, 2014